Fair Value (Unobservable Input Reconciliation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Embedded Derivatives (2)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance, January 1,	$ (411)	$ 70
Total realized/unrealized gains (losses) included in net income (loss) (3) (4)	279	(445)	$ (66)
Total realized/unrealized gains (losses) included in AOCI	0	0	0
Purchases (5)	0	0
Sales (5)	0	0
Issuances (5)	0	0
Settlements (5)	(121)	(36)
Transfers into Level 3 (6)	0	0
Transfers out of Level 3 (6)	0	0
Balance at December 31,	(253)	(411)	70
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	154	(475)	(111)
Changes in unrealized gains (losses) included in OCI for the instruments still held at end of period	0	0	0
Corporate (1)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, January 1,	35	26
Total realized/unrealized gains (losses) included in net income (loss) (3) (4)	0	0	0
Total realized/unrealized gains (losses) included in AOCI	(6)	0	0
Purchases (5)	15	19
Sales (5)	(5)	0
Issuances (5)	0	0
Settlements (5)	0	0
Transfers into Level 3 (6)	4	6
Transfers out of Level 3 (6)	(6)	(16)
Balance, December 31,	37	35	26
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	0	0	0
Changes in unrealized gains (losses) included in OCI for the instruments still held at end of period	(6)	0	0
Structured Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, January 1,	10	6
Total realized/unrealized gains (losses) included in net income (loss) (3) (4)	0	0	0
Total realized/unrealized gains (losses) included in AOCI	0	0	0
Purchases (5)	1	10
Sales (5)	0	(3)
Issuances (5)	0	0
Settlements (5)	0	0
Transfers into Level 3 (6)	0	0
Transfers out of Level 3 (6)	0	(3)
Balance, December 31,	11	10	6
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	0	0	0
Changes in unrealized gains (losses) included in OCI for the instruments still held at end of period	0	0	0
Foreign Government
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, January 1,	2	0
Total realized/unrealized gains (losses) included in net income (loss) (3) (4)	0	0	0
Total realized/unrealized gains (losses) included in AOCI	(1)	0	0
Purchases (5)	0	2
Sales (5)	0	0
Issuances (5)	0	0
Settlements (5)	0	0
Transfers into Level 3 (6)	0	0
Transfers out of Level 3 (6)	0	0
Balance, December 31,	1	2	0
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	0	0	0
Changes in unrealized gains (losses) included in OCI for the instruments still held at end of period	0	0	0
Equity Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, January 1,	3	0
Total realized/unrealized gains (losses) included in net income (loss) (3) (4)	0	0	0
Total realized/unrealized gains (losses) included in AOCI	0	0	0
Purchases (5)	1	3
Sales (5)	0	0
Issuances (5)	0	0
Settlements (5)	0	0
Transfers into Level 3 (6)	0	0
Transfers out of Level 3 (6)	0	0
Balance, December 31,	4	3	0
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	0	0	0
Changes in unrealized gains (losses) included in OCI for the instruments still held at end of period	$ 0	$ 0	$ 0